As filed with the Securities and Exchange Commission on December 4, 2012

File No. 333-02381/811-07589

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 110	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 111	☒

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut  06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law — Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut  06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 7, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 110 to the Registration Statement of The Hartford Mutual Funds, Inc. (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to The Hartford Global Alpha Fund contained in Post-Effective Amendment No. 107, which was filed with the Securities and Exchange Commission on September 17, 2012 and which was incorporated by reference in Post-Effective Amendment No. 108, which was filed with the Securities and Exchange Commission on November 29, 2012. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 108 with respect to The Hartford Global Alpha Fund to December 7, 2012.

The Registrant’s updated Prospectus, Statement of Additional Information and Other Information with respect to The Hartford Global Alpha Fund will be filed pursuant to Rule 485(b) on or before December 7, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 4th day of December, 2012.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President,	December 4, 2012
James E. Davey	Chief Executive Officer

/s/ Mark A. Annoni	Controller & Treasurer	December 4, 2012
Mark A. Annoni	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	December 4, 2012
Lynn S. Birdsong

*	Chairman of the Board	December 4, 2012
Robert M. Gavin, Jr.	and Director

*	Director	December 4, 2012
Duane E. Hill

*	Director	December 4, 2012
Sandra S. Jaffee

*	Director	December 4, 2012
William P. Johnston

*	Director	December 4, 2012
Phillip O. Peterson

*	Director	December 4, 2012
Lemma W. Senbet

*	Director	December 4, 2012
Lowndes A. Smith

/s/ Edward P. Macdonald		December 4, 2012
* By Edward P. Macdonald
Attorney-in-fact

*           Pursuant to Power of Attorney dated February 1, 2012 (incorporated by reference to Post-Effective Amendment No. 102 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2012).